Stock Based Compensation (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Stock Options - Exercise Price $13.50
Weighted Average Exercise Price of Options outstanding, ending	$ 13.50
Number of Options outstanding, ending	10,000
Number of Options exercisable	10,000
Weighted average remaining contractual life of options outstanding and exercisable	4 years 8 months 12 days
Stock Options - Exercise Price $16.31
Weighted Average Exercise Price of Options outstanding, ending	$ 16.31
Number of Options outstanding, ending	6,299
Number of Options exercisable	6,299
Weighted average remaining contractual life of options outstanding and exercisable	22 days
Stock Options - Exercise Price $17.95
Weighted Average Exercise Price of Options outstanding, ending	$ 17.95
Number of Options outstanding, ending	9,500
Number of Options exercisable	9,500
Weighted average remaining contractual life of options outstanding and exercisable	3 years 18 days
Stock Options - Exercise Price $18.85
Weighted Average Exercise Price of Options outstanding, ending	$ 18.85
Number of Options outstanding, ending	6,000
Number of Options exercisable	6,000
Weighted average remaining contractual life of options outstanding and exercisable	2 years 18 days
Stock Options - Exercise Price $21.43
Weighted Average Exercise Price of Options outstanding, ending	$ 21.43
Number of Options outstanding, ending	6,826
Number of Options exercisable	6,826
Weighted average remaining contractual life of options outstanding and exercisable	1 year 18 days